Principal Exchange-Traded Funds

Supplement dated September 16, 2016
to the Statement of Additional Information dated November 1, 2015 as amended and restated February 24, 2016, updated March 21, 2016, and amended and restated on July 19, 2016, updated August 19, 2016

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
Effective October 14, 2016, delete the last paragraph in the Money Market Instruments/Temporary Defensive Position section.

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